Schedule of Investments (unaudited)
July 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
Sydney Airport Finance Co. Pty. Ltd., 1.75%, 04/26/28(a)	EUR100	$112,547
Austria — 1.0%
Erste Group Bank AG, 4.00%, 06/07/33, (5-year EURIBOR ICE Swap + 2.55%)(a)(b)	EUR100	115,685
OMV AG, 3.88%, 11/10/40(a)	EUR40	43,282
Wienerberger AG, 4.88%, 10/04/28(a)	EUR50	58,988
		217,955
Belgium — 1.6%
Anheuser-Busch InBev SA
1.50%, 04/18/30(a)	EUR10	10,841
2.75%, 03/17/36(a)	EUR75	78,394
3.45%, 09/22/31(a)	EUR100	115,126
KBC Group NV, 4.38%, 12/06/31(a)	EUR100	119,308
		323,669
Canada — 1.6%
Bank of Montreal, 3.75%, 07/10/30, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR100	115,937
Royal Bank of Canada, 3.13%, 09/27/31, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR100	113,236
Toronto-Dominion Bank (The), 2.55%, 08/03/27(a)	EUR100	114,867
		344,040
China — 0.5%
Prosus NV, 1.29%, 07/13/29(a)	EUR100	107,521
Czech Republic — 1.1%
EP Infrastructure A/S, 2.05%, 10/09/28(a)	EUR100	111,396
EPH Financing International A/S, 6.65%, 11/13/28(a)	EUR100	121,520
		232,916
Denmark — 2.2%
Danske Bank A/S, 3.88%, 01/09/32, (1-year EUR Swap + 1.42%)(a)(b)	EUR100	116,347
DSV Finance BV, 3.25%, 11/06/30(a)	EUR100	113,877
Nykredit Realkredit A/S, 3.75%, 09/26/33(a)	EUR100	113,016
TDC Net A/S, 5.19%, 08/02/29(a)	EUR100	119,014
		462,254
Finland — 1.1%
Nordea Bank Abp, Series EMTb, 3.38%, 06/11/29(a)	EUR100	115,756
OP Corporate Bank PLC, 0.10%, 11/16/27(a)	EUR100	111,084
		226,840
France — 17.9%
Abertis France SAS, 3.38%, 04/21/29(a)	EUR100	114,770
Altarea SCA, 1.75%, 01/16/30(a)	EUR100	106,678
Altrad Investment Authority, SAS, 3.70%, 06/23/29(a)	EUR100	114,520
Arkema SA, 3.50%, 01/23/31(a)	EUR100	114,302
AXA SA, 1.88%, 07/10/42, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR100	102,365
Ayvens SA, 4.00%, 01/24/31(a)	EUR100	116,880
Banque Federative du Credit Mutuel SA
1.88%, 06/18/29(a)	EUR100	110,095
3.38%, 06/10/32(a)	EUR100	112,773
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	114,875
BNP Paribas SA
4.13%, 05/24/33(a)	EUR100	117,912
4.20%, 07/16/35, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR100	115,652
Bouygues SA, 4.63%, 06/07/32(a)	EUR100	120,601
Security	Par (000)	Value
France (continued)
BPCE SA
1.75%, 02/02/34, (5-year EUR Swap + 1.57%)(a)(b)	EUR100	$109,553
4.00%, 01/20/34, (3-mo. EURIBOR + 1.47%)(a)(b)	EUR100	114,197
Capgemini SE, 1.13%, 06/23/30(a)	EUR100	104,749
Carrefour SA, 2.38%, 10/30/29(a)	EUR100	111,928
Cie de Saint-Gobain SA, 3.88%, 11/29/30(a)	EUR100	116,840
Credit Agricole Assurances SA, 1.50%, 10/06/31(a)	EUR100	102,195
Credit Agricole SA, 4.13%, 02/26/36(a)	EUR100	115,292
Credit Agricole SA/London, 1.75%, 03/05/29(a)	EUR100	110,499
Credit Mutuel Arkea SA, 3.31%, 05/06/32(a)	EUR100	112,637
Danone SA, 3.20%, 09/12/31(a)	EUR100	113,405
Engie SA
1.25%, 10/24/41(a)	EUR100	73,340
1.50%, 03/13/35(a)	EUR100	94,384
EssilorLuxottica SA, 2.88%, 03/05/29(a)	EUR100	114,276
LVMH Moet Hennessy Louis Vuitton SE, 3.00%, 03/07/32(a)	EUR100	112,198
Orange SA, 1.38%, 09/04/49(a)	EUR100	64,656
Pernod Ricard SA, 0.88%, 10/24/31(a)	EUR100	101,117
RCI Banque SA, 3.38%, 07/26/29(a)	EUR80	91,389
Societe Generale SA
3.88%, 04/14/34, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR100	112,904
5.25%, 09/06/32, (5-year EUR Swap + 3.10%)(a)(b)	EUR100	117,454
Teleperformance SE, 3.75%, 06/24/29(a)	EUR100	115,062
TotalEnergies SE, 4.50%, (5-year EUR Swap + 2.40%)(a)(b)	EUR100	113,581
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/31(a)	EUR100	101,573
Veolia Environnement SA, 6.13%, 11/25/33	EUR50	65,864
		3,750,516
Germany — 11.5%
Allianz SE, 2.12%, 07/08/50(a)(b)	EUR100	107,652
Amprion GmbH, 3.88%, 06/05/36(a)	EUR100	112,524
BASF SE, 1.63%, 11/15/37(a)	EUR70	63,337
Bayer AG, 4.63%, 05/26/33(a)	EUR50	59,891
BMW Finance NV, 3.25%, 05/20/31(a)	EUR80	90,512
Commerzbank AG, 3.88%, 09/02/36, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR100	112,868
Deutsche Bank AG, 1.75%, 11/19/30, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR100	108,478
Deutsche Lufthansa AG, 3.63%, 09/03/28(a)	EUR50	57,984
Deutsche Pfandbriefbank AG, 3.25%, 09/01/28(a)	EUR60	68,007
Deutsche Post AG, 3.50%, 03/25/36(a)	EUR50	55,761
Deutsche Telekom AG, 1.75%, 12/09/49(a)	EUR50	34,785
E.ON SE
0.10%, 12/19/28(a)	EUR50	53,685
4.13%, 03/25/44(a)	EUR70	77,794
Eurogrid GmbH, 0.74%, 04/21/33(a)	EUR100	94,040
Evonik Industries AG, 3.25%, 01/15/30(a)	EUR25	28,729
Grenke Finance PLC, 5.25%, 04/08/30(a)	EUR50	59,373
Hamburg Commercial Bank AG, 3.50%, 03/17/28(a)	EUR80	92,491
Heidelberg Materials AG, 4.00%, 07/18/35(a)	EUR50	56,669
Heidelberg Materials Finance Luxembourg SA, 3.75%, 07/15/36(a)	EUR25	27,645
Mercedes-Benz Group AG
1.50%, 07/03/29(a)	EUR50	54,925
2.00%, 02/27/31(a)	EUR60	64,792
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25%, 05/26/41, (3-mo. EURIBOR + 0.68%)(a)(b)	EUR100	102,769
Sartorius Finance BV, 4.50%, 09/14/32(a)	EUR100	118,226

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Siemens Financieringsmaatschappij NV, 3.50%, 02/24/36(a)	EUR100	$112,199
Symrise AG, 3.25%, 09/24/32(a)	EUR50	56,133
Traton Finance Luxembourg SA, 2.88%, 08/26/28(a)	EUR100	113,859
Volkswagen Bank GmbH, 3.63%, 10/02/32(a)	EUR100	112,111
Volkswagen Financial Services AG, 0.88%, 01/31/28(a)	EUR60	66,722
Volkswagen International Finance NV, 3.88%, (9-year EUR Swap + 3.96%)(a)(b)	EUR100	112,158
Volkswagen Leasing GmbH, 4.75%, 09/25/31(a)	EUR25	29,803
Vonovia SE, 1.00%, 06/16/33(a)	EUR100	93,636
		2,399,558
Hong Kong — 0.5%
AIA Group Ltd., 0.88%, 09/09/33, (5-year EUR Swap + 1.10%)(a)(b)	EUR100	109,414
Ireland — 0.6%
AIB Group PLC, 5.75%, 02/16/29, (1-year EUR Swap + 2.85%)(a)(b)	EUR100	119,440
Italy — 5.3%
Autostrade per l'Italia SpA, 2.25%, 01/25/32(a)	EUR100	105,993
Banco BPM SpA, 3.00%, 02/16/31(a)	EUR100	112,472
Enel Finance International NV, 3.50%, 02/24/36(a)	EUR100	109,444
Eni SpA, 0.63%, 01/23/30(a)	EUR100	104,957
Generali, 2.43%, 07/14/31(a)	EUR100	108,241
Intesa Sanpaolo SpA, 0.75%, 03/16/28(a)	EUR100	111,103
Italgas SpA, 0.00%, 02/16/28(a)	EUR100	109,928
Mediobanca Banca di Credito Finanziario SpA, 3.00%, 01/15/31, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR100	113,056
Snam SpA, 3.25%, 07/01/32(a)	EUR100	112,216
UniCredit SpA, 4.00%, 03/05/34(a)	EUR100	115,940
		1,103,350
Japan — 2.0%
East Japan Railway Co., 0.77%, 09/15/34(a)	EUR100	91,064
Mizuho Financial Group, Inc., 0.84%, 04/12/33(a)	EUR100	95,284
NTT Finance Corp., 3.85%, 07/01/34(a)	EUR100	113,087
Toyota Motor Corp., 3.23%, 03/29/30(a)	EUR100	114,520
		413,955
Luxembourg — 1.6%
Eurofins Scientific SE, 0.88%, 05/19/31(a)	EUR100	101,029
JAB Holdings BV, Series 11Y, 2.50%, 06/25/29(a)	EUR100	112,311
Prologis International Funding II SA, 3.13%, 06/01/31(a)	EUR100	112,007
		325,347
Netherlands — 7.0%
ABN AMRO Bank NV, 4.25%, 02/21/30(a)	EUR100	118,042
Akzo Nobel NV, 1.63%, 04/14/30(a)	EUR100	107,767
BMW International Investment BV, 3.25%, 11/17/28(a)	EUR50	57,610
Brenntag Finance BV, 3.75%, 04/24/28(a)	EUR100	116,007
Heineken NV, 3.51%, 05/03/34(a)	EUR100	112,401
ING Groep NV
3.75%, 09/03/35, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR100	113,275
4.25%, 08/26/35, (5-year EUR Swap + 1.78%)(a)(b)	EUR100	116,025
Mondelez International Holdings Netherlands BV, 0.63%, 09/09/32(a)	EUR100	96,085
NN Group NV, 0.88%, 11/23/31(a)	EUR100	100,753
Novo Nordisk Finance Netherlands BV, 3.13%, 01/21/29(a)	EUR100	115,140
Randstad NV, 3.61%, 03/12/29(a)	EUR100	115,388
Telefonica Europe BV, 5.88%, 02/14/33(a)	EUR50	63,954
Unilever Finance Netherlands BV, 1.75%, 11/16/28(a)	EUR100	112,070
Security	Par (000)	Value
Netherlands (continued)
Vestas Wind Systems Finance BV, 1.65%, 06/15/29(a)	EUR100	$110,146
		1,454,663
Norway — 0.6%
Aker BP ASA, 4.00%, 05/29/32(a)	EUR100	115,096
Portugal — 0.6%
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32(a)	EUR100	118,950
Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA, 3.13%, 07/15/30(a)	EUR100	113,670
Banco de Sabadell SA, 4.00%, 01/15/30, (1-year EUR Swap + 1.60%)(a)(b)	EUR100	116,816
Banco Santander SA
3.50%, 02/17/35(a)	EUR100	111,381
3.88%, 01/16/28(a)	EUR100	116,575
CaixaBank SA, 3.38%, 06/26/35(a)	EUR100	111,535
Iberdrola International BV, Series NC8, 2.25%, (5-year EUR Swap + 2.57%)(a)(b)	EUR100	110,723
Repsol Europe Finance SARL, 0.63%, 07/06/29(a)	EUR100	106,788
Telefonica Emisiones SA, 3.70%, 01/24/32(a)	EUR100	114,391
		901,879
Sweden — 3.7%
EQT AB, 0.88%, 05/14/31(a)	EUR100	100,073
Fastighets AB Balder, 3.63%, 08/25/31(a)	EUR100	111,760
Heimstaden Bostad AB, 3.88%, 11/05/29(a)	EUR100	115,029
Sagax Euro Mtn NL BV, 1.00%, 05/17/29(a)	EUR100	107,421
Sandvik AB, 0.38%, 11/25/28(a)	EUR100	107,932
Skandinaviska Enskilda Banken AB, 4.38%, 11/06/28(a)	EUR100	118,054
Svenska Handelsbanken AB, 3.63%, 11/04/36, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR100	113,065
		773,334
Switzerland — 2.0%
Holcim Finance Luxembourg SA, 0.63%, 01/19/33(a)	EUR100	93,991
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50, (1-year EURIBOR ICE Swap + 2.85%)(a)(b)	EUR100	109,691
UBS Group AG
0.65%, 09/10/29(a)	EUR100	106,179
2.88%, 04/02/32, (1-year EUR Swap + 1.95%)(a)(b)	EUR100	111,015
		420,876
United Kingdom — 8.2%
Barclays PLC, 4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	118,376
BAT Netherlands Finance BV, 5.38%, 02/16/31(a)	EUR110	134,725
British Telecommunications PLC, 2.13%, 09/26/28(a)	EUR100	112,872
Compass Group PLC, 3.25%, 09/16/33(a)	EUR100	111,518
Diageo Finance PLC, 3.13%, 02/28/31(a)	EUR100	113,267
HSBC Holdings PLC, 3.83%, 09/25/35, (3-mo. EURIBOR + 1.46%)(a)(b)	EUR100	113,576
IDS Financing PLC, 3.25%, 10/01/29(a)	EUR100	112,867
Imperial Brands Finance Netherlands BV, 5.25%, 02/15/31(a)	EUR100	121,692
Lloyds Banking Group PLC, 4.50%, 01/11/29, (1-year EUR Swap + 1.60%)(a)(b)	EUR100	117,363
National Grid PLC, 3.25%, 03/30/34(a)	EUR100	108,928
Nationwide Building Society, 3.13%, 08/18/32(a)	EUR100	111,659
NatWest Group PLC, 3.24%, 05/13/30, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR100	114,400
SSE PLC, 1.38%, 09/04/27(a)	EUR100	113,232

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Standard Chartered PLC, 0.80%, 11/17/29, (1-year EUR Swap + 0.85%)(a)(b)	EUR100	$108,731
Vodafone International Financing DAC, 3.38%, 07/03/33(a)	EUR100	111,494
		1,724,700
United States — 22.9%
Alphabet, Inc., 3.38%, 05/06/37	EUR100	108,386
Amazon.com, Inc., 4.05%, 03/16/39	EUR100	112,011
American Tower Corp., 1.00%, 01/15/32	EUR100	99,513
AT&T, Inc., 3.60%, 06/01/33	EUR100	112,176
Bank of America Corp., 4.13%, 06/12/28(a)	EUR100	117,175
Baxter International, Inc., 1.30%, 05/15/29	EUR100	108,264
Berkshire Hathaway Finance Corp., 2.00%, 03/18/34	EUR100	101,944
Booking Holdings, Inc., 3.75%, 03/01/36	EUR100	110,254
BP Capital Markets PLC, 2.82%, 04/07/32(a)	EUR100	110,007
Bristol-Myers Squibb Co., 1.75%, 05/15/35	EUR100	97,389
Chubb INA Holdings LLC, 1.40%, 06/15/31	EUR100	104,262
Citigroup, Inc., 4.11%, 09/22/33(a)(b)	EUR100	116,759
CNH Industrial NV, 3.75%, 06/11/31(a)	EUR100	114,843
Coca-Cola Co. (The), 1.00%, 03/09/41	EUR100	75,430
Comcast Corp., 0.75%, 02/20/32	EUR100	97,624
Digital Intrepid Holding BV, 1.38%, 07/18/32(a)	EUR100	98,841
Fiserv Funding ULC, 3.50%, 06/15/32	EUR100	110,479
Ford Motor Credit Co. LLC, 4.17%, 11/21/28	EUR100	116,332
General Electric Co., 4.13%, 09/19/35(a)	EUR50	59,084
Goldman Sachs Group, Inc., 3.51%, 08/17/33, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR75	84,261
Goldman Sachs Group, Inc. (The), 4.00%, 09/21/29(a)	EUR50	58,705
Illinois Tool Works, Inc., 3.25%, 05/17/28	EUR100	115,486
International Business Machines Corp., 1.20%, 02/11/40	EUR100	77,006
Johnson & Johnson, 3.35%, 02/26/37	EUR100	110,217
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR110	106,957
1.96%, 03/23/30, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR100	111,138
Linde PLC, 1.63%, 03/31/35(a)	EUR100	96,444
Maple Parent Holdings Corp., 3.88%, 03/26/30(a)	EUR100	115,171
McDonald's Corp., 0.88%, 10/04/33(a)	EUR100	93,895
Medtronic Global Holdings SCA, 2.25%, 03/07/39	EUR100	93,574
Merck & Co., Inc., 1.38%, 11/02/36	EUR100	90,977
Morgan Stanley
0.50%, 10/26/29, (3-mo. EURIBOR + 0.87%)(b)	EUR100	108,017
3.96%, 03/21/35(b)	EUR100	114,434
Nestle Finance International Ltd.
0.88%, 06/14/41(a)	EUR50	37,300
Security	Par (000)	Value
United States (continued)
3.25%, 01/23/37(a)	EUR70	$76,412
NextEra Energy Capital Holdings, Inc., 2.99%, 02/10/30	EUR100	113,116
Prologis Euro Finance LLC, 3.88%, 01/31/30	EUR100	116,409
Robert Bosch Finance LLC, 2.75%, 05/28/28(a)	EUR100	114,243
Schneider Electric SE, 1.50%, 01/15/28(a)	EUR100	112,848
Stellantis NV, 2.75%, 04/01/32(a)	EUR100	104,345
Stryker Corp., 3.38%, 09/11/32	EUR100	113,333
Thermo Fisher Scientific, Inc., 0.88%, 10/01/31	EUR100	101,098
T-Mobile USA, Inc., 3.55%, 05/08/29	EUR100	115,845
Verizon Communications, Inc.
0.75%, 03/22/32	EUR100	97,213
4.00%, 06/15/56, (5-year EURIBOR ICE Swap + 1.61%)(b)	EUR100	112,477
Visa, Inc., 2.25%, 05/15/28	EUR100	113,750
Wells Fargo & Co., 3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR100	115,853
		4,791,297
Total Long-Term Investments — 98.3% (Cost: $20,973,477)		20,550,117
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	40,000	40,000
Total Short-Term Securities — 0.2% (Cost: $40,000)		40,000
Total Investments — 98.5% (Cost: $21,013,477)		20,590,117
Other Assets Less Liabilities — 1.5%		323,513
Net Assets — 100.0%		$20,913,630

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/04/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000 (b)	$—	$—	$—	$40,000	40,000	$655	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	18,523,000	USD	21,276,074	Bank of America N.A.	08/04/26	$83,721
EUR	320,000	USD	368,601	HSBC Bank PLC	09/02/26	831
						84,552
USD	21,317,804	EUR	18,673,000	HSBC Bank PLC	08/04/26	$(214,963)
USD	21,300,537	EUR	18,523,000	Bank of America N.A.	09/02/26	(83,822)
						(298,785)
						$(214,233)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,550,117	$—	$20,550,117
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$40,000	$20,550,117	$—	$20,590,117
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$84,552	$—	$84,552
Liabilities
Foreign Currency Exchange Contracts	—	(298,785)	—	(298,785)
	$—	$(214,233)	$—	$(214,233)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF

Portfolio Abbreviation
EURIBOR	Euro Interbank Offered Rate